Segment reporting - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	€ 2,515.9	€ 2,324.3	€ 2,172.8
Non-current assets	479.2	478.3
Revenue	2,515.9	2,324.3	2,172.8
United Kingdom
Disclosure of geographical areas [line items]
Revenue	747.3	712.5	585.4
Non-current assets	132.1	131.3
Revenue	747.3	712.5	585.4
Italy
Disclosure of geographical areas [line items]
Revenue	426.3	394.1	383.6
Non-current assets	68.5	68.2
Revenue	426.3	394.1	383.6
Germany
Disclosure of geographical areas [line items]
Revenue	393.2	329.6	310.2
Non-current assets	135.5	124.9
Revenue	393.2	329.6	310.2
SWEDEN
Disclosure of geographical areas [line items]
Revenue	158.7	175.7	192.7
Non-current assets	28.5	51.1
Revenue	158.7	175.7	192.7
Sweden
Disclosure of geographical areas [line items]
Revenue	203.8	176.6	174.1
Non-current assets	15.7	17.2
Revenue	203.8	176.6	174.1
Austria
Disclosure of geographical areas [line items]
Revenue	115.6	120.4	122.5
Non-current assets	30.0	29.6
Revenue	115.6	120.4	122.5
Spain
Disclosure of geographical areas [line items]
Revenue	82.6	79.5	76.7
Revenue	82.6	79.5	76.7
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	260.5	227.7	225.2
Non-current assets	68.9	56.0
Revenue	260.5	227.7	225.2
AUSTRIA
Disclosure of geographical areas [line items]
Revenue	127.9	108.2	102.4
Revenue	€ 127.9	€ 108.2	€ 102.4